Other Operating (Income) Expenses, Net - Other Operating (Income) Expenses, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Net losses (gains) on disposal of assets, restaurant closures and refranchisings	$ 25.4	$ 0.7	$ 30.8
Litigation settlements and reserves, net	4.0	7.6	1.7
Net losses (gains) on derivatives	290.9		8.7
Foreign exchange net (gains) losses	(3.8)	7.4	(4.2)
Other, net	10.9	5.6	12.2
Other operating (income) expenses, net	$ 327.4	$ 21.3	$ 49.2